Long-Term Investments	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Long-Term Investments
8.
LONG-TERM INVESTMENTS

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments	54,844	60,891
Equity securities with readily determinable fair values	—	12,622
Total	54,844	73,513

The Group made investments in three limited partnerships and four private companies, and accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group reviewed the investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group recorded its shares of gain at RMB1,349, loss at RMB4,886 and gain at RMB6,453 in these investments for the years ended December 31, 2020, 2021 and 2022, respectively. The Group recorded RMB882, RMB5,000, and RMB500 impairment loss for its long-term investments for the years ended December 31, 2020, 2021, and 2022, respectively.

In 2022, the Group made investments in several listed companies and accounted for these investments under equity securities with readily determinable fair value. The Group recognized loss of RMB391 due to the fair value change and recorded in other income, net in the consolidated statements of operations for the year ended December 31, 2022.

The long-term investment committed but not yet paid amounted to RMB3,715 as of December 31, 2022.